Business Combinations (Details Narrative)			12 Months Ended
		Dec. 18, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 18, 2024 shares	Dec. 18, 2024 $ / shares	Dec. 18, 2024	Dec. 18, 2024 Integer	Dec. 18, 2024 AUD ($)
IfrsStatementLineItems [Line Items]
Distributed in tranches			$ 2,877	$ 18,635	$ 14,796
Fair value of consideration transferred										$ 3,986,918
Finance costs			242,468
Acquisition-related professional fees			1,068,458	1,097,786	$ 535,371
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets acquired	[1]		4,023,760	$ 674,220
Mixed martial arts group ltd [Member]
IfrsStatementLineItems [Line Items]
Business combination percentage								100.00%
Global brazilian jiu-jitsu [member]
IfrsStatementLineItems [Line Items]
Business combination percentage								100.00%
Revenue from acquisition date			107,783
Acquisition-related professional fees			9,318
Contingent consideration			10,000,000
Global brazilian jiu-jitsu [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Identifiable intangible assets acquired			$ 3,986,918
Intangible assets with indefinite useful life		$ 4
Amortisation expense		529,769
Global brazilian jiu-jitsu [member] | Asset purchase agreement [member]
IfrsStatementLineItems [Line Items]
Distributed in tranches		3,000,000
Global brazilian jiu-jitsu [member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Distributed in tranches		600,000
Shares issued for acquisition						315,789			315,789
Fair value per share | $ / shares							$ 1.90
Global brazilian jiu-jitsu [member] | First Anniversary [Member]
IfrsStatementLineItems [Line Items]
Distributed in tranches		1,000,000
Global brazilian jiu-jitsu [member] | Second Anniversary [Member]
IfrsStatementLineItems [Line Items]
Distributed in tranches		$ 1,400,000

[1]	Included in additions is acquired intangible assets of: